Pensions and Other Post-employment Benefit Obligations - Details of Net Defined Benefit Obligations by Country (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 1,091	€ 990
Plan assets	(419)	(380)
Net defined benefit liability	672	610
France [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	169	151
Plan assets	(3)	(3)
Net defined benefit liability	166	148
Germany [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	148	136
Plan assets	(1)	(1)
Net defined benefit liability	147	135
Switzerland [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	280	251
Plan assets	(194)	(178)
Net defined benefit liability	86	73
United States [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	493	451
Plan assets	(221)	(198)
Net defined benefit liability	272	253
Other countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	1	1
Net defined benefit liability	€ 1	€ 1